U.S.  SECURITIES
                                AND            EXCHANGE
                                COMMISSION
                                      Washington,  D.C.
                                20549

                                     FORM 24F-2
                                      Annual Notice  of
                                Securities Sold
                                      Pursuant to  Rule
                                24f-2

                                      Read instructions
                                at  end  of Form before
                                preparing Form.
                                      Please  print  or
                                type.



          1.   Name  and address of issuer:  Prudential
               Tax-Free  Money Fund, Inc., 100 Mulberry
               Street, Gateway Center Three, Newark, NJ
               07102-4077.

       2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                                            [X
                                                       ]

          3.   Investment Company Act File Number: 811-
               2927.
               Securities Act File Number:  32-64625.

          4(a).Last day of fiscal year for which this notice is filed: December 31, 1997.

           (b).[  ]  Check  box if this Form  is  being
               filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          Note:  If  the  Form  is  being  filed  late,
               interest   must   be   paid    on    the
               registration fee due.

          4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

               5.   Calculation of registration fee:


              (i) Aggregate sale price of securities
                  sold during the fiscal year in
                      reliance    on    rule     24(f):
     $741,018,133

               (ii)   Aggregate  price  of   securities
     redeemed or
                  repurchased during the fiscal year
                             (if           applicable):
     $1,062,981,765

              (iii)   Aggregate  price  of   securities
     redeemed or
                  repurchased during any prior fiscal
                  year ending no earlier than October
                  11,1995 that were not previously used
                   to  reduce registration fees payable
               to
                             the            Commission.
               $    0

            (iv)      Total available redemption credits
                    [add   items  5(ii)  and   5(iii)].
          $1,062,981,765

              (v) Net sales - If item 5(i)is greater
              than Item 5 (iv) [subtract item 5(iv)
               from  item 5(i).                       $
          0
            (vi)      Redemption credits available for use
                  in future years.
                  -if item 5(i)is less than item 5(iv)
                   [subtract item 5(i)from item (5(iv)]
          $321,963,632

               (vii)    Multiplier   for    determining
          registration
               fee.  (See  instruction  C.9):         X
          .000295

       (viii)    Registration fee due [multiply item
                  5(v) by item 5 (vii)] enter "0" if
                       no       fee       is       due.
          =$      0
       6.   Prepaid Shares

          If  the  response to item 5(i) was determined
          by          deducting an amount of securities
          that were registered under the Securities Act
          of  1933 pursuant to rule 24e-2 as in  effect
          before  October  11, 1997,  then  report  the
          amount  of  securities (number of  shares  or
          other  units) deducted here: 316,237,396.  If
          there  is  a number of shares or other  units
          that  were registered pursuant to rule  24e-2
          remaining  unsold at the end  of  the  fiscal
          year  for  which this form is filed that  are
          available  for  use by the issuer  in  future
          fiscal  years, then state that  number  here:
          _0____   .

       7.   Interest due - if this Form is being filed
             more than 90 days after the end of the
              issuer's fiscal year (See Instruction D):
          +$   0
       8.   Total amount of the registration fee due
             plus any interest due [line 5(viii) plus
                              line                  7]:
          =$    0
       9. Date the registration fee and any interest payment was sent to the Commission's lockbox
             depository:

             Method of Delivery:

                         [ ]  Wire Transfer
                         [ ]  Mail or other means

                              SIGNATURES

          This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

           By  (Signature  and  Title)  /s/  Robert  C.
     Rosselot
                                   Robert C. Rosselot
                                   Assistant Secretary


          Date: March 24, 1998





































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